Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 271,687,500.00
Previously Paid Amount	0.00
Total Fee Amount	37,520.04
Total Offset Amount	0.00
Net Fee	$ 37,520.04